Debt - Schedule of the Company's Debt Obligations (Detail) - USD ($)		Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016
Debt Instrument [Line Items]
Capital lease obligations		$ 3,000,000	$ 6,000,000
Unamortized debt issuance costs		(12,000,000)	(15,000,000)
Total debt		822,000,000	794,000,000
Less: current portion		(123,000,000)	(52,000,000)
Long-term debt		699,000,000	742,000,000
Borrowings under the Revolving Credit Facility
Debt Instrument [Line Items]
Term Loan Facility		75,000,000	0
Term Loan Facility due September 30, 2022
Debt Instrument [Line Items]
Term Loan Facility	[1]	306,000,000	353,000,000
Unamortized debt issuance costs		(4,000,000)
8.75% Senior Secured Notes due October 15, 2023
Debt Instrument [Line Items]
Senior Secured Notes		450,000,000	$ 450,000,000	$ 450,000,000
Unamortized debt issuance costs		$ (8,000,000)

[1]	The borrowings under the Term Loan Facility are subject to a variable interest rate. As of December 31, 2017 and 2016, the interest rate was 7.07% and 7.00%, respectively.